SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Nov. 10, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Subsequent Event [Line Items]
Ordinary shares, shares outstanding		13,125,000	13,125,000	13,125,000
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share	$ 0.001
Ordinary shares, shares outstanding	14,625,000
Sale of Stock, Consideration Received on Transaction	$ 3,000,000.0
IPO [Member] | Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	1,500,000
Sale of Stock, Price Per Share	$ 4.00
Proceeds from Issuance Initial Public Offering	$ 6,000,000